GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, its revenue from its planned operations does not cover its operating expenses. Since inception, the Company has been engaged in financing activities and executing its business plan of operations and incurring costs and expenses related to developing products and market identity, obtaining inventory, preparing for public product launch and ultimately selling products. As a result, the Company incurred net income (losses) for the three months ended March 31, 2022 and 2021 of ($2,628,237) and ($927,615), respectively. The Company’s accumulated deficit was ($29,597,894) as of March 31, 2022 and ($26,969,657) as of December 31, 2021. The Company’s working capital was $4,775,936 as of March 31, 2022 compared to a deficit of ($4,171,277) as of December 31, 2021. The increase in working capital from December 31, 2021 to March 31, 2022 is due to the Company closing a registered public offering in February 2022. In addition, the Company’s development activities since inception have been sustained through equity and debt financing and the deferral of payments on accounts payable and other expenses.

The ability of the Company to continue as a going concern is dependent upon its ability to raise capital from the sale of its equity and, ultimately, the achievement of significant operating revenues. Management believes holders of its warrants will execute their outstanding warrants generating additional investment capital for the Company. As of March 31, 2022, there were 700,838 warrants with an exercise price of $8.00 per share, and 3,287,123 warrants with an exercise price of $2.01 per share. Management is also in discussion with several investment banks and broker dealers regarding additional funding initiatives.

Management believes sufficient funding can be secured through the obtaining of loans, as well as future offerings of its preferred and common stock to institutional and other investors. However, no assurance can be given that the Company will obtain this additional working capital, or if obtained, that such funding will not cause substantial dilution to its stockholders. If the Company is unable to secure such additional funds from these sources, it may be forced to change or delay its business plan rollout.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, has not yet generated significant revenues from operations. Since inception, the Company has been engaged in financing activities and executing its business plan of operations and incurring costs and expenses related to developing products and market identity, obtaining inventory and preparing for public product launch. As a result, the Company incurred net income (losses) for the years ended December 31, 2021, and 2020 of ($6,098,944) and ($5,981,082), respectively. The Company’s accumulated deficit was ($26,969,657) as of December 31, 2021, and ($20,870,713) as of December 31, 2020. The Company’s working capital deficit was ($4,171,277) as of December 31, 2021, and a deficit of ($4,726,654) as of December 31, 2020. In addition, the Company’s development activities since inception have been sustained through equity and debt financing and the deferral of payments on accounts payable and other expenses.

The ability of the Company to continue as a going concern is dependent upon its ability to raise capital from the sale of its equity and, ultimately, the achievement of operating revenues. Management believes holders of its warrants will execute their outstanding warrants generating investment capital for the Company. Management is also in discussion with several investment banks and broker dealers regarding the initiation of a capital campaign.

Management believes sufficient funding can be secured through the obtaining of loans, as well as future offerings of its preferred and Common Stock to institutional and other financial sources. However, no assurance can be given that the Company will obtain this additional working capital, or if obtained, that such funding will not cause substantial dilution its stockholders. If the Company is unable to secure such additional funds from these sources, it may be forced to change or delay its business plan rollout.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.